Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

04041131

H3944

November 15, 2004

CERT NYS

RECEIVED
NOV 15 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Nordic American Tanker Shipping Limited, Common Shares, par value $0.01 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2004. Tentative listing date – November 16, 2004.

Sincerely,

PROCESSED
NOV 16 2004
THOMSON
FINANCIAL